[SBG LOGO] The Security Benefit
           Group of Companies
--------------------------------------------------------------------------------

May 4, 2004

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Subj:  VARIFLEX
       File Nos.:  2-89328 and 811-3957

Dear Sir or Madam:

In accordance  with the  provisions of Rule 497(j) under the  Securities  Act of
1933,  please  accept this letter as  certification  that the Variflex  Variable
Annuity  Prospectus  and Statement of Additional  Information do not differ from that contained in Post-Effective  Amendment No. 28 to the Registration Statement
filed under the Securities Act of 1933 and Amendment No. 27 to the  Registration
Statement filed under the Investment  Company Act of 1940.  This  Post-Effective
Amendment was filed electronically on April 30, 2004.

If  you  have  any  questions  concerning  this  filing,  please  contact  me at
(785) 438-3321.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Second Vice President and Counsel
Security Benefit Life Insurance Company

   One Security Benefit Place * Topeka, Kansas 66636-0001 * (785) 438-3000 *
                             www.securitybenefit.com